CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY shares in Thousands, $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive loss USD ($)	Retained earnings (deficit) USD ($)	Non- controlling interests USD ($)
Beginning balance number of shares outstanding (in shares) at Dec. 31, 2019 | shares		1,030,400
Beginning balance equity at Dec. 31, 2019	$ 2,051,652	$ 2,339,874	$ 56,685	$ (145,071)	$ (261,245)	$ 61,409
Net income	672,413				628,063	44,350
Dividends (Note 12)	(115,405)		696		(116,101)
Unrealized gain on investments	$ 6,538		0	6,538
Shares issued on exercise of stock options (in shares) | shares	19,265	19,265
Shares issued on exercise of stock options (Note 12)	$ 44,651	$ 44,651
Shares issued on vesting of RSUs (in shares) | shares		1,473
Shares issued on vesting of RSUs (Note 12)	0	$ 3,960	(3,960)
Transactions with non-controlling interests (Note 13)	(13,559)				3,626	(17,185)
Share-based payments (Note 12)	14,300		14,300
Transfer to share capital on exercise of stock options	0	$ 19,249	(19,249)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2020 | shares		1,051,138
Ending balance equity at Dec. 31, 2020	2,660,590	$ 2,407,734	48,472	(138,533)	254,343	88,574
Net income	460,825				420,065	40,760
Dividends (Note 12)	(168,597)		1,072		(169,669)
Unrealized gain on investments	$ 2,234			2,234
Shares issued on exercise of stock options (in shares) | shares	3,052	3,053
Shares issued on exercise of stock options (Note 12)	$ 6,435	$ 6,435
Shares issued on vesting of RSUs (in shares) | shares		2,143
Shares issued on vesting of RSUs (Note 12)	0	$ 6,068	(6,068)
Transactions with non-controlling interests (Note 13)	(25,979)				2,642	(28,621)
Share-based payments (Note 12)	25,499		25,499
Transfer to share capital on exercise of stock options	0	$ 1,947	(1,947)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2021 | shares		1,056,334
Ending balance equity at Dec. 31, 2021	$ 2,961,007	$ 2,422,184	$ 67,028	$ (136,299)	$ 507,381	$ 100,713